Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at janus.com/info. You can also get this information at no cost by calling a Janus representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janus.com.	[JANUS LOGO]

Summary Prospectus dated May 13, 2011
Janus Real Return Allocation Fund

Ticker:	JURAX	Class A Shares	JURSX	Class S Shares	JURTX	Class T Shares
	JURCX	Class C Shares	JURIX	Class I Shares

INVESTMENT OBJECTIVE

Janus Real Return Allocation Fund seeks real return consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 33 of the Fund’s Prospectus and in the “Purchases” section on page 57 of the Fund’s Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)		Class A		Class C		Class S		Class I		Class T

Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)		5.75%		None		None		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)		None		1.00%		None		None		None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		Class A		Class C		Class S		Class I		Class T

Management Fees of the Fund and the Subsidiary(1)		0.75%		0.75%		0.75%		0.75%		0.75%
Distribution/Service (12b-1) Fees		0.25%		1.00%		0.25%		None		None
Other Expenses(2)		1.17%		1.19%		1.31%		1.08%		1.31%
Other Expenses of the Fund	1.05%		1.07%		1.19%		0.96%		1.19%
Other Expenses of the Subsidiary	0.12%		0.12%		0.12%		0.12%		0.12%
Total Annual Fund Operating Expenses(3)		2.17%		2.94%		2.31%		1.83%		2.06%
Fee Waiver(3)		0.90%		0.92%		0.79%		0.81%		0.79%
Net Annual Fund Operating Expenses After Fee Waiver(3)		1.27%		2.02%		1.52%		1.02%		1.27%

(1)	The Fund may invest in commodity-linked investments through a wholly-owned subsidiary of the Fund that invests in commodity-linked investments. Janus Capital has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the management fee paid to Janus Capital by the subsidiary. The management fee waiver arrangement may not be discontinued by Janus Capital as long as its contract with the subsidiary is in place.

(2)	Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal period.

(3)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses, which include the expenses of the subsidiary shown above (excluding the distribution and shareholder servicing fees – applicable to Class A Shares, Class C Shares, and Class S Shares; administrative services fees payable pursuant to the Transfer Agency Agreement – applicable to Class S Shares and Class T Shares; brokerage commissions; interest; dividends; taxes; and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to 1.00% until at least November 1, 2012. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees. For a period of three years subsequent to the Fund’s commencement of operations or until the Fund’s assets exceed the first breakpoint in the investment advisory fee schedule, whichever occurs first, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including recovered expenses, falls below the expense limit.

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EXAMPLE:
The following Example is based on expenses without waivers except for the waiver of the management fee paid by the subsidiary (which is included under Fee Waiver in the table above). The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers or recoupments (if applicable) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year	3 Years
Class A Shares	$782	$1,214
Class C Shares	$397	$909
Class S Shares	$234	$721
Class I Shares	$186	$575
Class T Shares	$209	$645

If Shares are not redeemed:	1 Year	3 Years
Class A Shares	$782	$1,214
Class C Shares	$297	$909
Class S Shares	$234	$721
Class I Shares	$186	$575
Class T Shares	$209	$645

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund seeks to allocate its assets among the following inflation-related investment categories: global inflation-linked securities, commodity-linked investments, emerging market debt, emerging market equity, global real estate, and short-duration debt. Inflation-related investment categories are those which may provide what is known as “real return,” or a rate of return above the rate of inflation over a market cycle. The Fund has wide flexibility to allocate assets across categories, and may at times, allocate assets to less than all categories. The Fund’s Allocation Committee utilizes a “top down” analysis of macroeconomic factors to determine the overall allocation to each of the Fund’s investment categories. Individual portfolio managers generally utilize a “bottom up” approach in choosing investments where the portfolio managers look at companies one at a time to determine if an investment is an attractive investment opportunity and if it is consistent with the Fund’s investment policies, but may also consider macroeconomic factors. Due to the nature of the securities in which the Fund invests and the allocation process, it may have relatively high portfolio turnover compared to other funds.

The Fund’s investment in global inflation-linked securities will generally consist of inflation-indexed bonds issued by both governments and corporations, and may include non-U.S. issuers, including emerging markets. Such investments may include, but are not limited to, Treasury Inflation-Protected Securities, also known as TIPS. The Fund may utilize inflation index swaps to hedge against unexpected changes in the rate of inflation as measured by an inflation index such as the Consumer Price Index. The Fund may utilize reverse repurchase agreements to generate income as part of its inflation-related strategies. Proceeds from reverse repurchase transactions may be invested in other securities or instruments in an effort to increase the Fund’s investment returns.

To seek exposure to the commodities markets, the Fund may invest in commodity index-linked swap agreements, commodity options and futures, and options on futures that provide exposure to the investment returns of the commodities markets. The Fund may also invest in other commodity-linked derivative instruments, such as commodity-linked notes (“structured notes”). The Fund will seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) which is generally

2 ï Janus Investment Fund

subject to the same investment policies and restrictions of the Fund. The Subsidiary invests in commodity-linked investments and other investments which may serve as margin or collateral for the Subsidiary’s derivative positions.

The Fund’s investments in emerging market debt securities and short-duration debt securities may include, but are not limited to, corporate bonds, government bonds, municipal bonds, convertible bonds, mortgage-backed securities, zero-coupon bonds, and agency securities. The Fund may invest in debt securities of issuers in a number of developed market countries, which may include the United States. The Fund may invest in debt securities with a range of maturities from short- to long-term. The Fund may invest up to 25% of its net assets in high-yield/high-risk debt securities.

The Fund’s investments in emerging market equity securities include securities of issuers that (i) are primarily listed on the trading market of an emerging market country; (ii) are incorporated or have their principal business activities in an emerging market country; or (iii) derive 50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country. An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy and/or any country that is not included in the Morgan Stanley Capital International World Indexsm, which measures the equity market performance of developed markets.

The Fund may invest in equity and debt securities of U.S. and non-U.S. real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, real estate investment trusts (“REITs”), and similar REIT-like entities such as foreign entities that have REIT characteristics.

In addition to the allocations above, the Fund may invest in other inflation-related investment categories, which may include investments in money market instruments, buy backs, other securitized debt products, preferred stock, bank loans, private placements, exchange-traded notes, and other investment companies, including exchange-traded funds (“ETFs”), and commodity-related ETFs. The Fund may invest in companies of any market capitalization. The Fund’s investments may be denominated in local currency or U.S. dollar-denominated. The Fund may lend portfolio securities on a short-term or long-term basis, in an amount to up to 1/3 of its assets as determined at the time of the loan origination.

In addition to commodities-linked derivative instruments and inflation index swaps, the Fund may also invest its assets in derivative instruments that have a value derived from other underlying assets, such as stocks, bonds, currencies, interest rates or market indices. The Fund may invest in swaps to gain access to foreign markets, including circumstances where direct investment may be restricted or unavailable. The Fund may also invest in derivative instruments, such as forward currency contracts, to hedge the value of the Fund’s portfolio against the Fund’s benchmark index. The Fund may also invest in derivative instruments (by taking long and/or short positions) for other purposes, including hedging, to increase or decrease the Fund’s exposure to a particular market, to manage or adjust the risk profile of the Fund related to an investment or currency exposure, and to earn income and enhance returns. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an asset allocation portfolio, which includes common stocks, commodity-linked investments, emerging market securities, and derivatives. Such investments tend to be more volatile than many other investment choices.

Management Risk. The Fund’s ability to achieve its investment objective depends largely upon successful evaluation of the risk, potential returns, and correlation among the various investment categories in which the Fund may invest, such as inflation-linked securities, commodity-related investments, emerging market debt, emerging market equity, global real estate, and short-duration debt. You could lose money on your investment in the Fund as a result of these allocations. Additionally, Armored Wolf has a limited history of operations. There is no guarantee that the investment techniques and analysis used by the Fund’s portfolio managers will produce the desired results.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

3 ï Janus Real Return Allocation Fund

Inflation-Linked Securities Risk. Because of their inflation adjustment feature, inflation-linked bonds typically have lower yields than conventional fixed-rate bonds. In addition, inflation-linked bonds also normally decline in price when real interest rates rise. In the event of deflation, in which prices decline over time, the principal and income of inflation-linked bonds would likely decline, resulting in losses to the Fund. Inflation-linked securities such as inflation index swaps are also subject to inflation risk, where such a swap held long by the Fund can potentially lose value if the rate of inflation over the life of the swap is less than the fixed rate that the Fund agrees to pay at the initiation of the swap.

Commodity-Linked Investments Risk. The Fund may invest in various commodity-linked investments that provide exposure to the commodities markets. Such exposure may subject the Fund to greater volatility than investments in traditional securities. The value of a given commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Subsidiary Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940 (“1940 Act”), and is not subject to all of the provisions of the 1940 Act. The Fund has applied for a private letter ruling from the Internal Revenue Service (“IRS”) with respect to the tax treatment of income from its investment in the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s Prospectus and the Statement of Additional Information, could adversely affect the Fund’s ability to meet its investment objective, and jeopardize the Fund’s status as a regulated investment company under the U.S. tax code, which in turn may subject the Fund to higher tax rates and/or penalties.

Leverage Risk. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. In particular, certain commodity-linked derivatives or commodity-related ETFs may subject the Fund to leveraged market exposure to commodities. Leverage also occurs when the Fund increases its assets available for investment through borrowings or similar transactions. The Fund’s use of leverage can magnify the effect of any gains or losses, causing the Fund to be more volatile than if it had not been leveraged. There is no assurance that any leveraging strategy will be successful.

Counterparty Risk. Certain derivative and “over-the-counter” instruments, such as swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve leverage risk, counterparty risk, and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. When the Fund invests reverse repurchase transaction proceeds, the Fund is at risk for any fluctuations in the value of securities in which the proceeds are invested. Such leveraging transactions make the value of an investment in the Fund more volatile and increases the Fund’s overall investment exposure. Additionally, interest expenses related to reverse repurchase transactions could exceed the rate of return on debt obligations and other investments held by the Fund, thereby reducing returns to shareholders.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

4 ï Janus Investment Fund

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region which could have a negative impact on the Fund’s performance.

Fixed-Income Securities Risk. The Fund invests in a variety of fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Real Estate Risk. An investment in the Fund may be subject to many of the same risks as a direct investment in real estate. The value of securities of issuers in the real estate and real estate-related industries, including REITs, is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the issuer. These factors may impact the Fund’s investments in foreign real estate markets differently than U.S. real estate markets.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Exchange-Traded Funds Risk. The Fund may invest in ETFs which are typically open-end investment companies that are traded on a national securities exchange. ETFs typically incur fees, such as investment advisory and other operating expenses that are separate from those of the Fund, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest

5 ï Janus Real Return Allocation Fund

directly in stocks and bonds. Further, the price movement of an ETF may fluctuate against the underlying index it tracks and may result in a loss. Because the value of ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Fund’s performance.

The ETFs in which the Fund invests are subject to specific risks, depending on the investment strategy of the ETF. In turn, the Fund will be subject to substantially the same risks as those associated with direct exposure to the securities held by the ETF. Because the Fund may invest in a broad range of ETFs, such risks may include, but are not limited to, leverage risk, foreign exposure risk, and commodities risk.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of operations. Performance information for certain periods will be included in the Fund’s first annual and/or semiannual report.

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Investment Subadviser: Armored Wolf, LLC

Portfolio Management: The Fund’s Allocation Committee members determine the overall allocation to each of the Fund’s investment categories and are jointly and primarily responsible for management of the Fund. Members of the Allocation Committee, along with other Janus portfolio managers, are individually responsible for management of one or more sleeves of the Fund consisting of global inflation-linked securities, commodity-linked investments, emerging market debt, emerging market equity, global real estate investments, and short-duration debt.

Allocation Committee members (responsible for asset allocation and day-to-day management of one or more asset categories consisting of global inflation-linked securities, commodity-linked investments, emerging market debt, emerging market equity, global real estate investments, and short-duration debt):

John Brynjolfsson, CFA, is Chief Investment Officer and Managing Director of Armored Wolf, and is Co-Portfolio Manager of the Fund, which he has co-managed since inception.

Gibson Smith is Co-Chief Investment Officer of Janus Capital, is Executive Vice President of the Fund and Co-Portfolio Manager of the Fund, which he has co-managed since inception.

6 ï Janus Investment Fund

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements*

Class A Shares, Class C Shares**, Class S Shares, and Class T Shares
Non-retirement accounts	$2,500

Certain tax-deferred accounts or UGMA/UTMA accounts	$500

Class I Shares

Institutional investors (investing directly with Janus)	$1,000,000

Through an intermediary institution
• non-retirement accounts	$2,500
• certain tax-deferred accounts or UGMA/UTMA accounts	$500

*	Exceptions to these minimums may apply for certain tax-deferred, tax-qualified and retirement plans, and accounts held through certain wrap programs.
**	The maximum purchase in Class C Shares is $500,000 for any single purchase.

Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. Class I Shares may be purchased directly by certain institutional investors. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.

7 ï Janus Real Return Allocation Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at janus.com/reports. You can also get this information at no cost by calling a Janus representative at 1-800-525-3713 or by sending an email request to prospectusorder@janus.com.	[JANUS LOGO]

Summary Prospectus dated May 13, 2011
Janus Real Return Allocation Fund

Ticker:	JURDX	Class D Shares*

*	Class D Shares are closed to certain new investors.

INVESTMENT OBJECTIVE

Janus Real Return Allocation Fund seeks real return consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)		Class D

Management Fees of the Fund and the Subsidiary(1)		0.75%
Other Expenses(2)		1.23%
Other Expenses of the Fund	1.11%
Other Expenses of the Subsidiary	0.12%
Total Annual Fund Operating Expenses(3)		1.98%
Fee Waiver(3)		0.83%
Net Annual Fund Operating Expenses After Fee Waiver(3)		1.15%

(1)	The Fund may invest in commodity-linked investments through a wholly-owned subsidiary of the Fund that invests in commodity-linked investments. Janus Capital has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the management fee paid to Janus Capital by the subsidiary. The management fee waiver arrangement may not be discontinued by Janus Capital as long as its contract with the subsidiary is in place.

(2)	Since the Fund is new, Other Expenses are based on the estimated expenses that the Fund expects to incur in its initial fiscal period.

(3)	Janus Capital has contractually agreed to waive the Fund’s total annual fund operating expenses, which include the expenses of the subsidiary shown above (excluding administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to 1.00% until at least November 1, 2012. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees. For a period of three years subsequent to the Fund’s commencement of operations or until the Fund’s assets exceed the first breakpoint in the investment advisory fee schedule, whichever occurs first, Janus Capital may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including recovered expenses, falls below the expense limit.

EXAMPLE:
The following Example is based on expenses without waivers except for the waiver of the management fee paid by the subsidiary (which is included under Fee Waiver in the table above). The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers or recoupments (if applicable) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class D Shares	$201	$621

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

1 ï Janus Real Return Allocation Fund

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund seeks to allocate its assets among the following inflation-related investment categories: global inflation-linked securities, commodity-linked investments, emerging market debt, emerging market equity, global real estate, and short-duration debt. Inflation-related investment categories are those which may provide what is known as “real return,” or a rate of return above the rate of inflation over a market cycle. The Fund has wide flexibility to allocate assets across categories, and may at times, allocate assets to less than all categories. The Fund’s Allocation Committee utilizes a “top down” analysis of macroeconomic factors to determine the overall allocation to each of the Fund’s investment categories. Individual portfolio managers generally utilize a “bottom up” approach in choosing investments where the portfolio managers look at companies one at a time to determine if an investment is an attractive investment opportunity and if it is consistent with the Fund’s investment policies, but may also consider macroeconomic factors. Due to the nature of the securities in which the Fund invests and the allocation process, it may have relatively high portfolio turnover compared to other funds.

The Fund’s investment in global inflation-linked securities will generally consist of inflation-indexed bonds issued by both governments and corporations, and may include non-U.S. issuers, including emerging markets. Such investments may include, but are not limited to, Treasury Inflation-Protected Securities, also known as TIPS. The Fund may utilize inflation index swaps to hedge against unexpected changes in the rate of inflation as measured by an inflation index such as the Consumer Price Index. The Fund may utilize reverse repurchase agreements to generate income as part of its inflation-related strategies. Proceeds from reverse repurchase transactions may be invested in other securities or instruments in an effort to increase the Fund’s investment returns.

To seek exposure to the commodities markets, the Fund may invest in commodity index-linked swap agreements, commodity options and futures, and options on futures that provide exposure to the investment returns of the commodities markets. The Fund may also invest in other commodity-linked derivative instruments, such as commodity-linked notes (“structured notes”). The Fund will seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) which is generally subject to the same investment policies and restrictions of the Fund. The Subsidiary invests in commodity-linked investments and other investments which may serve as margin or collateral for the Subsidiary’s derivative positions.

The Fund’s investments in emerging market debt securities and short-duration debt securities may include, but are not limited to, corporate bonds, government bonds, municipal bonds, convertible bonds, mortgage-backed securities, zero-coupon bonds, and agency securities. The Fund may invest in debt securities of issuers in a number of developed market countries, which may include the United States. The Fund may invest in debt securities with a range of maturities from short- to long-term. The Fund may invest up to 25% of its net assets in high-yield/high-risk debt securities.

The Fund’s investments in emerging market equity securities include securities of issuers that (i) are primarily listed on the trading market of an emerging market country; (ii) are incorporated or have their principal business activities in an emerging market country; or (iii) derive 50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country. An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a low to middle income economy and/or any country that is not included in the Morgan Stanley Capital International World Indexsm, which measures the equity market performance of developed markets.

The Fund may invest in equity and debt securities of U.S. and non-U.S. real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, real estate investment trusts (“REITs”), and similar REIT-like entities such as foreign entities that have REIT characteristics.

In addition to the allocations above, the Fund may invest in other inflation-related investment categories, which may include investments in money market instruments, buy backs, other securitized debt products, preferred stock, bank loans, private placements, exchange-traded notes, and other investment companies, including exchange-traded funds (“ETFs”), and commodity-related ETFs. The Fund may invest in companies of any market capitalization. The Fund’s investments may be denominated in local currency or U.S. dollar-denominated. The Fund may lend portfolio securities on a short-term or long-term basis, in an amount to up to 1/3 of its assets as determined at the time of the loan origination.

In addition to commodities-linked derivative instruments and inflation index swaps, the Fund may also invest its assets in derivative instruments that have a value derived from other underlying assets, such as stocks, bonds, currencies, interest rates

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or market indices. The Fund may invest in swaps to gain access to foreign markets, including circumstances where direct investment may be restricted or unavailable. The Fund may also invest in derivative instruments, such as forward currency contracts, to hedge the value of the Fund’s portfolio against the Fund’s benchmark index. The Fund may also invest in derivative instruments (by taking long and/or short positions) for other purposes, including hedging, to increase or decrease the Fund’s exposure to a particular market, to manage or adjust the risk profile of the Fund related to an investment or currency exposure, and to earn income and enhance returns. The Fund’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an asset allocation portfolio, which includes common stocks, commodity-linked investments, emerging market securities, and derivatives. Such investments tend to be more volatile than many other investment choices.

Management Risk. The Fund’s ability to achieve its investment objective depends largely upon successful evaluation of the risk, potential returns, and correlation among the various investment categories in which the Fund may invest, such as inflation-linked securities, commodity-related investments, emerging market debt, emerging market equity, global real estate, and short-duration debt. You could lose money on your investment in the Fund as a result of these allocations. Additionally, Armored Wolf has a limited history of operations. There is no guarantee that the investment techniques and analysis used by the Fund’s portfolio managers will produce the desired results.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or multiple companies in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Inflation-Linked Securities Risk. Because of their inflation adjustment feature, inflation-linked bonds typically have lower yields than conventional fixed-rate bonds. In addition, inflation-linked bonds also normally decline in price when real interest rates rise. In the event of deflation, in which prices decline over time, the principal and income of inflation-linked bonds would likely decline, resulting in losses to the Fund. Inflation-linked securities such as inflation index swaps are also subject to inflation risk, where such a swap held long by the Fund can potentially lose value if the rate of inflation over the life of the swap is less than the fixed rate that the Fund agrees to pay at the initiation of the swap.

Commodity-Linked Investments Risk. The Fund may invest in various commodity-linked investments that provide exposure to the commodities markets. Such exposure may subject the Fund to greater volatility than investments in traditional securities. The value of a given commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may therefore be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Subsidiary Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940 (“1940 Act”), and is not subject to all of the provisions of the 1940 Act. The Fund has applied for a private letter ruling from the Internal Revenue Service (“IRS”) with respect to the tax treatment of income from its investment in the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Fund’s Prospectus and the Statement of Additional Information, could adversely affect the Fund’s ability to meet its investment objective, and jeopardize the Fund’s status as a regulated investment company under the U.S. tax code, which in turn may subject the Fund to higher tax rates and/or penalties.

Leverage Risk. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. In particular, certain commodity-linked derivatives or commodity-related ETFs may subject the Fund to leveraged market exposure to commodities. Leverage also occurs when the Fund increases its assets available for

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investment through borrowings or similar transactions. The Fund’s use of leverage can magnify the effect of any gains or losses, causing the Fund to be more volatile than if it had not been leveraged. There is no assurance that any leveraging strategy will be successful.

Counterparty Risk. Certain derivative and “over-the-counter” instruments, such as swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve leverage risk, counterparty risk, and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. When the Fund invests reverse repurchase transaction proceeds, the Fund is at risk for any fluctuations in the value of securities in which the proceeds are invested. Such leveraging transactions make the value of an investment in the Fund more volatile and increases the Fund’s overall investment exposure. Additionally, interest expenses related to reverse repurchase transactions could exceed the rate of return on debt obligations and other investments held by the Fund, thereby reducing returns to shareholders.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Fund. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Foreign Exposure Risk. The Fund normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region which could have a negative impact on the Fund’s performance.

Fixed-Income Securities Risk. The Fund invests in a variety of fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Fund’s net asset value to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. Fixed-income securities are also subject to credit risk, prepayment risk, valuation risk, and liquidity risk.

High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.

Mortgage-Backed Securities Risk. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers

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extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

Real Estate Risk. An investment in the Fund may be subject to many of the same risks as a direct investment in real estate. The value of securities of issuers in the real estate and real estate-related industries, including REITs, is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the issuer. These factors may impact the Fund’s investments in foreign real estate markets differently than U.S. real estate markets.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Exchange-Traded Funds Risk. The Fund may invest in ETFs which are typically open-end investment companies that are traded on a national securities exchange. ETFs typically incur fees, such as investment advisory and other operating expenses that are separate from those of the Fund, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Further, the price movement of an ETF may fluctuate against the underlying index it tracks and may result in a loss. Because the value of ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Fund’s performance.

The ETFs in which the Fund invests are subject to specific risks, depending on the investment strategy of the ETF. In turn, the Fund will be subject to substantially the same risks as those associated with direct exposure to the securities held by the ETF. Because the Fund may invest in a broad range of ETFs, such risks may include, but are not limited to, leverage risk, foreign exposure risk, and commodities risk.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of operations. Performance information for certain periods will be included in the Fund’s first annual and/or semiannual report.

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MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Investment Subadviser: Armored Wolf, LLC

Portfolio Management: The Fund’s Allocation Committee members determine the overall allocation to each of the Fund’s investment categories and are jointly and primarily responsible for management of the Fund. Members of the Allocation Committee, along with other Janus portfolio managers, are individually responsible for management of one or more sleeves of the Fund consisting of global inflation-linked securities, commodity-linked investments, emerging market debt, emerging market equity, global real estate investments, and short-duration debt.

Allocation Committee members (responsible for asset allocation and day-to-day management of one or more asset categories consisting of global inflation-linked securities, commodity-linked investments, emerging market debt, emerging market equity, global real estate investments, and short-duration debt):

John Brynjolfsson, CFA, is Chief Investment Officer and Managing Director of Armored Wolf, and is Co-Portfolio Manager of the Fund, which he has co-managed since inception.

Gibson Smith is Co-Chief Investment Officer of Janus Capital, is Executive Vice President of the Fund and Co-Portfolio Manager of the Fund, which he has co-managed since inception.

PURCHASE AND SALE OF FUND SHARES

Minimum Investment Requirements
To open a new regular Fund account	$2,500

To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $100 per month	$500

To add to any existing type of Fund account	$100

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janus.com/individual. You may conduct transactions by mail (Janus, P.O. Box 173375, Denver, CO 80217-3375), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agents prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.

TAX INFORMATION

The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

With respect to certain other classes of shares, the Fund and its related companies may pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.

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